Note 11 - Borrowings - Federal Home Loan Bank Short-term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Average balance outstanding	$ 8,654	$ 5,692
Maximum amount outstanding at any month-end during the period	11,500	7,000
Balance outstanding at end of period	$ 10,000	$ 7,000
Average interest rate during the period	1.17%	0.54%
Weighted average interest rate at end of period	1.54%	0.74%